Income Taxes (Tables) - BETTER THERAPEUTICS OPCO [Member]	12 Months Ended
Dec. 31, 2020
Schedule of Provision for Income taxes
We recorded an income tax provision of $
153
for period from August 14, 2020 to December 31, 2020. Prior to August 14, 2020 Better was a limited liability company and had no income tax liability. Our provision for income taxes consisted of the following:

December 31, 2020
Current:
Federal	$—
State	1

Total current	1

Deferred:
Federal	152
State	—

Total deferred	152

Total provision for income taxes	$153

Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate
The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows:

Year Ended December 31, 2020
Expected income tax benefit at the federal statutory rate	$(1,309)
State taxes, net of federal benefit	(2)
Research and development credit, net	(208)
Deferred tax on conversion to a corporation	907
Non-deductible items	3
Partnership loss	676
Other	1
Change in valuation allowance	85

Total	$153

Summary of Significant Components Of Deferred Tax Assets
Significant components of our deferred tax assets are summarized as follows:

December 31, 2020
Deferred tax assets:
Federal and state new operating loss carryforwards	$864
Research and development tax credits	207
Depreciation and amortization	29
Accruals and reserves	1

Gross deferred tax assets	1,101
Valuation Allowance	(85)

Net deferred tax assets	1,016
Deferred tax Liabilities:
Capitalization of internal use software	(1,168)

Net deferred tax liabilities	(1,168)

Net deferred tax liability	$(152)

Summary of changes in the Gross unrecognized tax benefits
The following is a summary of the changes in the Company’s gross unrecognized tax benefits:

December 31, 2020
Balance as of August 14, 2020	$—
Increase related to tax position taken	77

Balance as of December 31, 2020	77